                                                        OMB APPROVAL
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-4915
                                                     --------

                           DNP Select Income Fund Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)


                 55 East Monroe Street, Chicago, Illinois 60603
                 ----------------------------------------------
             (Address of principal executive offices)   (Zip code)

      Nathan I. Partain                              John R. Sagan
      DNP Select Income Fund Inc.                    Mayer, Brown, Rowe & Maw
      55 East Monroe Street                          190 South LaSalle Street
      Chicago, Illinois 60603                        Chicago, Illinois  60603

                    (Name and address of agents for service)

Registrant's telephone number, including area code:  (312) 368-5510
                                                   -----------------------------

Date of fiscal year end:  December 31
                        --------------------

Date of reporting period:  December 31, 2002
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 35.

ITEM 1. REPORTS TO STOCKHOLDERS.

        The Annual Report to Stockholders follows.

Dear Fellow Shareholders:

Performance Review--Your Fund had a total return (market price change plus income) of 1.4% for the fourth quarter, resulting in a -3.0% total return for calendar year 2002. In comparison, the S&P Utilities Index had a total return of 4.9% for the quarter and -29.9% for the year. A composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 3.8% for the quarter and -21.9% for the year.

For a broader perspective on the 2002 relative performance of the Utility Indexes cited above, the S&P 500 Index and the Dow Jones Industrial Average had total returns for the year of -15.0% and -22.1%, respectively. As an alternative comparison, Lipper Analytical Services calculations show the following equity sector mutual fund total returns for the year: Utility -23.8%, Telecommunications -41.3%, Equity Income -16.3%, and Large-Capitalization Value -20.0%.

During the fourth quarter of 2002, your Fund paid three monthly 6.5 cent dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 7.88% common stock dividend yield based on the December 31, 2002 closing price of $9.90 per share. That yield compares favorably with the quarter-end yields of 5.18% on the Dow Jones Utility Index and 5.05% on the S&P Utilities Index.

Feeling for the Bottom--Calendar year 2002 marked the third consecutive year of broad equity market declines--an event that has not occurred since the period from 1939 to 1941. Although a fourth year of negative equity returns is statistically unlikely, we feel it is more appropriate to base investment expectations on fundamental considerations.

During the latter half of 2000 and the first three quarters of 2001, the U.S. economy was weakening. Many companies were responding to significant overcapacity in an environment of declining demand for capital goods and high inventories. Businesses acted to cut production, employment declined, consumer and investor sentiment fell, and equity prices remained under pressure. The domestic economic environment was exacerbated by weakness in economies globally and the U.S. entered a recession in 2001.

In response, the Federal Reserve embarked on a series of interest rate reductions that took the federal funds rate from 6.50% at the end of 2000 to 1.25% at the end of 2002. Cutting short-term interest rates lowers borrowing costs, which encourages households to purchase autos, homes, and furnishings. Typically in turn, inventories are drawn down and businesses add employees and equipment to meet the rising demand. The stock market usually anticipates the increase in business activity and share prices rise.

Data indicate that an economic recovery began during 2002, albeit at an uneven pace and with certain sectors still very depressed. Although consumer spending remains resilient, business spending is depressed, unemployment stubbornly high, and the stock market undecided. The current economic malaise and the potential for geopolitical uncertainties to depress near-term economic activity will likely keep the Federal Reserve in an accommodative posture for the bulk of the year. However, we believe that the Federal Reserve's current monetary policy will eventually result in stronger economic growth and higher stock prices in the future.

Both the telecommunications and electric and gas industries have experienced a "recession" of their own over the past two years. While intertwined with general economic conditions, industry-specific issues have hurt the performance of these two sectors. In the telecom sector, the late 1990s were a time of boom spending for the deployment of fiber optic capacity. The investment markets were willing to provide capital for anticipated growth in Internet demand and unproven business plans. Simultaneously, regulation mandated a competitive environment for a broad range of communication services, enhancing choice to the consumer but cutting corporate profit margins to the bone. Many competitive local carriers failed, and the accounting irregularities and eventual Chapter 11 filing of long distance carrier and internet backbone provider WorldCom Inc. further slashed sector valuations.

In the power sector, valuations have been hurt by the increased business risk of debt-financed corporate investments outside the traditional regulated utility businesses. These investments generally focused on power generation and energy trading and marketing for the wholesale market. The diversification strategies were designed to enhance shareholder value in an increasingly competitive market, but by and large failed miserably. As in the telecommunications sector, the power industry had a notable bankruptcy--Enron Corp.

With both telecommunications and power industries experiencing problems, credit rating agencies and investors wearied of unfulfilled strategic promises. Weak operating performance led to a precipitous decline in aggregate credit quality and ratings, and limitations on availability of capital to fund industry needs. Access to capital, if available at all, became more and more expensive and liquidity concerns and legal investigations culminated in full-blown liquidity and credit rating crises.

These crises have taught companies valuable lessons. For the power group, that means unwinding trading and marketing operations and returning to their core competencies of the generation and distribution of power. For the communications group that means cost management and capital expenditure reductions, possible asset sales, and improved balance sheets. We believe that although companies still need to resolve many issues, performance in these sectors and the market's view of these sectors should improve valuations in the future.

A more thorough analysis of industry trends and outlooks will appear in our next quarterly letter based on Fund analysts' annual presentation to the Board of Directors.

President Bush's Dividend Tax Proposal--Early in January President Bush proposed a "growth and jobs plan" that would cut taxes in order to stimulate economic growth. The largest component of the plan proposes the elimination of the double taxation of dividends. Under current tax law, corporations pay dividends from after-tax income and individuals pay income tax on dividends received. The proposed plan would permit shareholders to exclude dividend income from taxable income, and would provide an increase in the tax basis of shares of stock for taxable income retained by a corporation.

An important theme in the President's rationale for this proposal is the belief that if tax rates on dividends were lower, corporations would be likely to pay them more generously, and investors would find stocks more attractive. Increased funding would then flow to corporations through the stock market, and the resulting availability of capital would encourage investment and growth. Economic growth in turn, typically increases employment and raises the standard of living for the average American.

The President's proposal must still navigate the political process and, if passed by Congress, would almost certainly be in a negotiated and compromised form. We would point out, however, that the current proposal would permit mutual funds to pass through qualifying dividends tax-free to their shareholders, and that the proposal does not alter your Fund's primary objective of current income.

Board of Directors Meeting -- At the December Board of Directors' meeting, the Board declared the following monthly dividends:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                    6.5 cents       December 31 January 10
                    6.5 cents       January 31  February 10
                    6.5 cents       February 28 March 10

At the regular February Board of Directors' meeting, the Board declared the following monthly dividends:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                    6.5 cents        March 31     April 10
                    6.5 cents        April 30     May 12
                    6.5 cents        May 30       June 10

Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available to all registered shareholders. Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan. For such shareholders desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

As an added service, without cost to the shareholder, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com).

Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site, which has a new home address, http://www.dnpselectincome.com.

We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen
                                          /s/ Nathan I. Partain

Claire V. Hansen, CFA
                                          Nathan I. Partain, CFA
Chairman
                                          President and Chief
                                          Executive Officer

..
                        REPORT OF INDEPENDENT AUDITORS

To the Stockholders and Board of Directors of DNP Select Income Fund Inc.:

We have audited the accompanying balance sheet of DNP Select Income Fund Inc. (a Maryland corporation) (formerly Duff & Phelps Utilities Income Inc.), including the schedule of investments, as of December 31, 2002, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights of DNP Select Income Fund Inc., as of December 31, 2001, and for the four years in the period then ended, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 5, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate audit procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DNP Select Income Fund Inc. at December 31, 2002, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                          ERNST & YOUNG LLP

Chicago, Illinois
February 5, 2003

                          DNP SELECT INCOME FUND INC.
                            SCHEDULE OF INVESTMENTS
                               December 31, 2002


COMMON STOCKS--84.9%

                                                                Market
                                                                Value
     Shares      Company                                       (Note 1)
     ---------   -------                                     ------------

                 [_] ELECTRIC--48.4%

     1,000,000   Allete Inc................................. $ 22,680,000
     1,001,000   Ameren Corp................................   41,611,570
     1,000,000   Consolidated Edison Inc....................   42,820,000
       796,000   Dominion Resources.........................   43,700,400
       970,000   DQE Inc....................................   14,782,800
     1,000,000   DTE Energy Co..............................   46,400,000
     1,100,000   Energy East Corp...........................   24,299,000
     1,000,000   Exelon Corp................................   52,770,000
       531,000   FirstEnergy Corp...........................   17,507,070
       900,000   FPL Group Inc..............................   54,117,000
     1,750,000   Iberdrola S.A. (Spain).....................   24,517,263
     1,000,000   Keyspan Corp...............................   35,240,000
       215,000   National Grid Group PLC ADR................    7,909,850
       770,000   National Grid Group PLC (United Kingdom)...    5,658,484
     2,256,600   NiSource Inc...............................   45,132,000
     1,318,600   NSTAR......................................   58,532,654
     1,375,000   Progress Energy Inc........................   59,606,250
     1,000,000   Public Service Enterprise Group............   32,100,000
       850,000   Scottish & Southern Energy (United Kingdom)    9,270,364
       200,000   Scottish & Southern Energy ADR.............   21,894,520
     2,647,300   Southern Co................................   75,156,847
     1,500,000   Vectren Corp...............................   34,500,000
                                                             ------------
                                                              770,206,072

                 [_] GAS--5.1%

       926,000   AGL Resources..............................   22,501,800
       900,000   Peoples Energy Corp........................   34,785,000
     1,000,000   WGL Holdings Inc...........................   23,920,000
                                                             ------------
                                                               81,206,800

                 [_] TELECOMMUNICATION--15.6%

     1,000,000.. Alltel Corp................................   51,000,000
     1,730,000.. BellSouth Corp.............................   44,755,100
     1,637,230.. SBC Communications Inc.....................   44,385,305

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2002

                                                                  Market
                                                                  Value
     Shares      Company                                         (Note 1)
     ---------   -------                                       ------------
       700,000   Swisscom AG ADR.............................. $ 19,957,000
       856,250   Telecom Corp. of New Zealand Ltd. Interim ADR   16,371,500
     1,068,400   Telstra Corp. ADR............................   13,333,632
     1,519,000   Verizon Communications.......................   58,861,250
                                                               ------------
                                                                248,663,787

                 [_] REAL ESTATE INVESTMENT TRUSTS --15.8%
       130,000   Apartment Investment & Management Co.........    4,872,400
       195,000   Archstone Smith Trust........................    4,590,300
       340,000   Boston Properties Inc........................   12,532,400
       120,000   Camden Property Trust........................    3,960,000
       382,400   CBL & Associates Properties Inc..............   15,315,120
       247,000   Centerpoint Properties Corp..................   14,116,050
       580,000   Chelsea GCA Realty Inc.......................   19,319,800
       100,000   Colonial Properties Trust....................    3,394,000
       230,318   Corporate Office Properties Trust............    3,231,361
       451,214   Developers Diversified Realty Corp...........    9,922,196
       200,000   Duke Realty Corp.............................    5,090,000
       205,000   Equity Office Properties Trust...............    5,120,900
       210,000   Equity Residential Properties Trust..........    5,161,800
        83,100   Essex Property Trust Inc.....................    4,225,635
       275,000   General Growth Properties, Inc...............   14,300,000
       290,000   Green S.L. Realty Properties Inc.............    9,164,000
       167,000   Health Care Property Investors Inc...........    6,396,100
       223,000   Health Care Realty Trust Inc.................    6,522,750
       215,000   Hospitality Properties Trust.................    7,568,000
       266,400   iStar Financial Inc..........................    7,472,520
        48,000   Kimco Realty Corp............................    1,470,720
       275,000   Macerich Co..................................    8,456,250
       300,000   Pan Pacific Retail Properties Inc............   10,959,000
       495,600   ProLogis Trust...............................   12,464,340
        90,000   Realty Income Corp...........................    3,150,000
        35,025   Reckson Associates Realty Corp...............      737,276
       171,545   Reckson Associates Realty Corp. Class B......    3,842,608
       119,367   Shurgard Storage Centers Inc.................    3,740,962
       387,000   Simon Property Group.........................   13,185,090
       580,000   United Dominion Realty Trust.................    9,488,800

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2002

                                                                   Market
                                                                   Value
   Shares      Company                                            (Note 1)
   ---------   -------                                         --------------
     340,000   Vornado Realty Trust........................... $   12,648,000

     231,750   Weingarten Realty Investors....................      8,542,305
                                                               --------------
                                                                  250,960,683
                                                               --------------
               Total Common Stocks (Cost--$1,320,031,059).....  1,351,037,342
                                                               --------------
   PREFERRED STOCKS--17.4%

               [_] UTILITY--17.4%

     200,000   Alltel Corp 73/4% 5/17/05......................     10,266,000
     750,000   Ameren Corp. 93/4% 5/15/05.....................     20,100,000
   1,200,000   Centurytel Inc. 6 7/8% 5/15/05.................     30,840,000
     626,200   Cinergy Corp. 91/2% 2/16/05....................     34,691,480
     450,000   Dominion Resources 91/2% 11/16/04..............     24,385,500
     986,700   DTE Energy Co. 83/4% 8/16/05...................     26,927,043
     700,000   Duke Capital Financing Trust III 8 3/8% 8/31/29     18,088,000
     876,000   Duke Energy 8 1/4% 5/18/04.....................     13,937,160
     223,500   EIX Trust II Series B 8.60% 10/29/29 **........      5,174,025
     500,000   FPL Group Inc. 81/2% 2/16/05...................     27,680,000
     412,000   Keyspan Corp. 83/4% 5/16/05....................     20,834,840
     500,000   NiSource Industries Inc. 7.75% 2/19/03.........     19,200,000
     400,000   TXU Corp. 83/4% 11/16/05.......................     11,440,000
     500,000   TXU Corp. 8 1/8% 5/16/06.......................     14,375,000

                                                               --------------
               Total Preferred Stocks (Cost--$299,592,364)....    277,939,048

                                                               --------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2002


BONDS--45.2%

                                                        Ratings*
                                               -------------------------
                                                                 Standard    Market
                                                                   and       Value
Par Value     Company                            Fitch   Moody's  Poor's    (Note 1)
-----------   -------                          --------  ------- -------- ------------
              [_] ELECTRIC--14.3%
$23,571,000   Cleveland Electric Illuminating
              9%, due 7/01/23................. BBB        Baa2     BBB    $ 25,083,433
 18,050,000   Comed Financing II
              8 1/2%, due 1/15/27............. Not Rated  Baa2     BBB      19,498,332
  7,500,000   Commonwealth Edison Co.
              9 7/8%, due 6/15/20............. A-         A3       A-        8,808,998
 10,000,000   Commonwealth Edison Co.
              8 3/8%, due 2/15/23............. A-         A3       A-       10,445,560
  6,000,000   Dayton Power and Light
              8.15%, due 1/15/26.............. A          A2       BBB       6,128,958
 24,000,000   Dominion Resources Capital Trust
              7.83%, due 12/01/27............. Not Rated  Baa2     BBB-     22,918,968
  5,000,000   Gulf States Utilities
              8.94%, due 1/01/22.............. Not Rated  Baa3     BBB-      5,216,375
  1,000,000   Houston Lighting
              83/4%, due 3/01/22.............. BBB+       Baa2     BBB       1,039,706
 19,800,000   Hydro-Quebec
              93/4%, due 1/15/18.............. AA-        A1       A+       19,924,522
  5,000,000   Illinois Power Co.
              71/2%, due 7/15/25.............. BB-        B3       B         3,775,000
  5,000,000   Progress Energy Inc.
              73/4%, due 3/1/31............... Not Rated  Baa1     BBB       5,703,695
  9,000,000   PSEG Power
              8 5/8%, due 4/15/31............. Not Rated  Baa1     BBB       9,723,087
 15,830,000   Public Service Co. of Colorado
              8 3/4%, due 3/01/22............. BBB        Baa1     BBB+     16,521,724
 22,750,000   Puget Capital Trust
              8.231%, due 6/01/27............. Not Rated  Ba1      BB       22,217,263
 13,000,000   Southern Co. Capital Trust
              8.14%, due 2/15/27.............. Not Rated  Baa1     BBB+     14,060,514
  5,500,000   Texas Utilities Corp.
              7 7/8%, due 3/1/23.............. A-         Baa1     BBB       5,698,170

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2002

                                                     Ratings*
                                            -------------------------
                                                              Standard    Market
                                                                and       Value
Par Value     Company                         Fitch   Moody's  Poor's    (Note 1)
-----------   -------                       --------- ------- -------- ------------
$10,000,000   Virginia Electric & Power Co.
              8 5/8%, due 10/01/24......... Not Rated  A2       A-     $ 11,064,290
 17,700,000   Virginia Electric & Power Co.
              8 1/4%, due 3/01/25.......... Not Rated  A2       A-       19,410,723
                                                                       ------------
                                                                        227,239,318
              [_] GAS--3.6%
  5,125,000   ANR Pipeline Co.
              9 5/8%, due 11/01/21......... Not Rated  Ba1      BB        5,138,289
  5,000,000   KN Energy Inc.
              71/4%, due 3/01/28........... BBB        Baa2     BBB       5,125,295
 10,000,000   Northern Border Partners L.P.
              8 7/8%, due 6/15/10.......... BBB+       Baa2     BBB+     11,804,150
  6,488,000   Southern Union Co.
              7.60%, due 2/01/24........... BBB        Baa3     BBB+      6,215,621
  8,850,000   Southern Union Co.
              81/4%, due 11/15/29.......... BBB        Baa3     BBB+      9,076,595
 10,000,000   TE Products Pipeline Co.
              7.51%, due 1/15/28........... Not Rated  Baa3     BBB       9,332,570
  9,000,000   Trans-Canada Pipeline
              9 1/8%, due 4/20/06.......... Not Rated  A3       BBB+     10,346,202
                                                                       ------------
                                                                         57,038,722
              [_] TELECOMMUNICATION--7.0%
 10,000,000   Bell South Capital Funding
              7 7/8%, due 2/15/30.......... A+         Aa3      A+       12,325,670
 25,000,000   British Telecom PLC
              8 5/8%, due 12/15/30......... Not Rated  Baa1     A-       31,987,425
  5,000,000   Centurytel Inc.
              6 7/8%, due 1/15/28.......... Not Rated  Baa2     BBB+      5,220,615
 10,000,000   Centurytel Inc.
              8 3/8%, due 10/15/10......... Not Rated  Baa2     BBB+     11,949,580
 12,000,000   GTE California Inc.
              8.07%, due 4/15/24........... AA         A1       A+       12,942,900
  2,835,000   GTE Corp.
              9.10%, due 6/01/03........... Not Rated  A3       A+        2,906,847

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2002

                                                           Ratings*
                                                  -------------------------
                                                                    Standard    Market
                                                                      and       Value
Par Value     Company                               Fitch   Moody's  Poor's    (Note 1)
-----------   -------                             --------  ------- -------- ------------
$17,625,000   GTE Corp.
              7.90%, due 2/01/27................. Not Rated  A2       A+     $ 19,114,348
  9,000,000   New York Telephone Co.
              7 5/8%, due 2/01/23................ AA         A2       A+        9,287,100
  5,000,000   Vodafone Group PLC
              7 7/8%, due 2/15/30................ Not Rated  A2       A         6,048,330
                                                                             ------------
                                                                              111,782,815
              [_] NON-UTILITY--20.3%
#15,000,000   American General Finance Corp.
              1.61%, due 5/28/04................. A+         A1       A+       15,025,113
#20,000,000   Credit Suisse First Boston USA Inc.
              1.66%, due 4/28/03................. Not Rated  Aa3      A+       20,012,084
#25,000,000   Daimler Chrysler NA Holdings
              1.65%, due 8/21/03................. Not Rated  A3       BBB+     24,878,941
  8,000,000   Dayton Hudson Corp.
              9 7/8%, due 7/01/20................ A          A2       A+       11,367,520
 19,940,000   EOP Operating LP
              71/2%, due 4/19/29................. BBB+       Baa1     BBB+     20,844,040
#25,000,000   General Electric Capital Corp.
              1.51%, due 10/22/03................ Not Rated  Aaa      AAA      25,017,580
#25,000,000   General Motors Acceptance Corp.
              1.92%, due 11/07/03................ A-         A2       BBB      24,646,555
#25,000,000   Household Finance Corp.
              1.77%, due 5/28/04................. A          A2       A-       24,713,230
#25,000,000   Morgan Stanley Dean Witter & Co.
              1.70%, due 5/18/04................. AA-        Aa3      A+       25,022,655
#25,000,000   Northern Rock PLC
              1.51%, due 7/22/03................. A+         A2       A        25,009,730
#25,000,000   Salomon Smith Barney Holdings Inc.
              1.78%, due 5/07/04................. AA+        Aa1      AA-      25,009,630
#50,000,000   Sigma Finance Inc.
              1.43%, due 6/05/03................. AAA        Aaa      AAA      50,005,500

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2002

                                                  Ratings*
                                           ---------------------
                                                         Standard    Market
 Par Value/                                                and       Value
 Shares       Company                      Fitch Moody's  Poor's    (Note 1)
 ------------ -------                      ----- ------- -------- ------------
 # $7,500,000 First Union National Bank
              1.53%, due 5/09/03..........  A+     Aa2      A+    $  7,502,822
 # 25,000,000 Washington Mutual Bank, F.A.
              1.52%, due 3/18/03..........  A+     A2       A-      25,000,000
                                                                  ------------
                                                                   324,055,400
                                                                  ------------
              Total Bonds (Cost--$703,861,374)...................  720,116,255
                                                                  ------------

U.S. TREASURY OBLIGATIONS--1.4%
  19,400,000 U.S. Treasury Bond
             10 3/4%, due 5/15/03.................................................  20,080,532
   2,000,000 U.S. Treasury Bond
             10 3/4%, due 8/15/05.................................................   2,452,267
                                                                                   -----------
             Total U.S. Treasury Obligations (Cost--$22,154,563)..................  22,532,799
                                                                                   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--8.5%
 125,000,000 Federal Home Loan Mortgage Corp.
             9%, due 2/26/04...................................................... 135,742,000
                                                                                   -----------
             Total U.S. Government Agency Obligations (Cost--$135,636,970)........ 135,742,000
                                                                                   -----------
MONEY MARKET INSTRUMENTS--18.8%
  40,000,000 AIG Funding Inc.
             1.30%, due 1/06/03...................................................  39,992,778
#    474,690 AIM STIC Liquid Assets Portfolio.....................................     474,690
# 11,037,500 Bear Stearns & Co. Repurchase Agreement
             1.20%, due 1/02/03, dated 12/31/02, collateralized by $4,733,258
             Contimortgage Home Equity Loan Trust 1998-1 B ABS, 7.86% due
             4/15/29 and $6,525,210 FNMA Conventional Loan Mortgage Pool 13115 MBS
             6% due 1/01/03.......................................................  11,037,500
# 87,460,000 Bear Stearns & Co. Master Note 1.46%, due 1/02/03....................  87,460,000
  30,000,000 Citigroup Inc. 1.25%, due 1/02/03....................................  29,998,958

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2002


                                                                                              Market
Par Value/                                                                                    Value
Shares       Company                                                                         (Note 1)
------------ -------                                                                      --------------
#$50,000,000 Deutsche Bank Securities Inc. Repurchase Agreement
             1.37%, due 1/02/03, dated 12/31/02, collateralized by $36,954,190 Commercial
             Mortgage Pass-Through Certificate 2001-J2A C MBS, 6.586% due 7/16/34
             and $14,045,810 ABN Amro Mortgage Corporation 2002-6 A6 CMO,
             7.1475%, due 8/25/32........................................................ $   50,000,000
  10,000,000 General Electric Capital Corp. 1.80%, due 1/03/03...........................      9,999,344
# 18,882,316 Janus Institutional Cash Reserves Fund......................................     18,882,316
#  1,027,718 Janus Government Money Market Fund..........................................      1,027,718
# 21,970,281 NYLIM Institutional Prime Cash Fund.........................................     21,970,281
# 27,900,000 Westways Funding IV
             1.53%, due 1/08/03..........................................................     27,900,000
                                                                                          --------------
             Total Money Market Instruments (Amortized Cost--$298,709,873)...............    298,743,585
                                                                                          --------------
TOTAL INVESTMENTS (Cost--$2,779,986,203) (176.2%)........................................ $2,806,111,029
                                                                                          --------------

--------
 *Bond ratings are not covered by the report of independent auditors.

**Dividends currently are deferred.

 #This security was purchased with the cash proceeds from securities loans.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shares of the Fund.

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                                 BALANCE SHEET
                               December 31, 2002


ASSETS:
Investments at value:
 Common stocks (cost $1,320,031,059)....................................................... $1,351,037,342
 Preferred stocks cost ($299,592,364)......................................................    277,939,048
 Bonds (cost $703,861,374).................................................................    720,116,255
 U.S. Treasury obligations (cost $22,154,563)..............................................     22,532,799
 U.S. government agency obligation (cost $135,636,970).....................................    135,742,000
 Money market instruments (amortized cost $298,709,873)....................................    298,743,585
                                                                                            --------------
   Total investments at value (Cost--$2,779,986,203) including $496,031,247 of securities loaned................................................................................  2,806,111,029
Interest-bearing deposits with custodian...................................................      5,345,942
Receivables:
 Interest..................................................................................     11,149,416
 Dividends.................................................................................      3,780,778
 Securities lending income.................................................................        111,756
Prepaid expenses...........................................................................        112,332
                                                                                            --------------
   Total Assets............................................................................ $2,826,611,253
                                                                                            ==============
LIABILITIES:
Payable for securities purchased........................................................... $    4,416,875
Due to Adviser (Note 2)....................................................................      3,185,976
Due to Administrator (Note 2)..............................................................        826,236
Dividends payable on common stock..........................................................     14,051,018
Dividends payable on remarketed preferred stock............................................        573,731
Accrued expenses...........................................................................      1,392,670
Commercial paper outstanding (Note 6)......................................................    197,955,439
Payable upon return of securities on loan..................................................    511,238,875
                                                                                            --------------
   Total Liabilities.......................................................................    733,640,820
                                                                                            --------------
Remarketed preferred stock ($.001 par value; 100,000,000 shares authorized and 5,000 shares
  issued and outstanding, liquidation preference $100,000 per share) (Note 5)..............    500,000,000
                                                                                            --------------
CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and 216,169,515 shares issued
  and outstanding) (Note 4)................................................................        216,169
Paid-in surplus (Note 4)...................................................................  1,935,715,588
Accumulated net realized loss on investments...............................................   (366,671,086)
Distributions in excess of book net investment income......................................     (2,418,188)
Net unrealized appreciation (depreciation) on investments, foreign currency
  translation and collateral held for securities on loan...................................     26,127,950
                                                                                            --------------
   Net assets applicable to common stock (equivalent to $7.37 per share based on
     216,169,515 shares outstanding).......................................................  1,592,970,433
                                                                                            --------------
   Total Liabilities, Remarketed Preferred Stock and Capital............................... $2,826,611,253
                                                                                            ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 2002



INVESTMENT INCOME:
 Interest................................................................................ $  43,210,606
 Dividends (less withholding tax of $653,400)............................................   151,086,768
 Securities lending income, net..........................................................       937,764
                                                                                          -------------
   Total investment income...............................................................   195,235,138

EXPENSES:
 Management fees (Note 2)................................................................    13,776,089
 Commercial paper interest expense (Note 6 ).............................................     4,325,710
 Administrative fees (Note 2)............................................................     3,505,218
 Transfer agent fees.....................................................................       474,500
 Custodian fees..........................................................................       366,000
 Remarketing agent fees..................................................................     1,267,360
 Shareholder reports.....................................................................       402,500
 Professional fees.......................................................................       234,000
 Directors' fees (Note 2)................................................................       453,000
 Other expenses..........................................................................       588,567
                                                                                          -------------
   Total expenses........................................................................    25,392,944
                                                                                          -------------
   Net investment income.................................................................   169,842,194

REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on investments........................................................  (299,216,873)
 Net change in unrealized appreciation (depreciation) on investments, collateral held for
   securities on loan and foreign currency translation...................................   (87,406,287)
                                                                                          -------------
 Net realized and unrealized loss........................................................  (386,623,160)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
 From net investment income..............................................................    (8,213,811)
                                                                                          -------------
 Net decrease in net assets applicable to common shares resulting from operations........ $(224,994,777)
                                                                                          =============


   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the year    For the year
                                                                                ended           ended
                                                                             December 31,    December 31,
                                                                                 2002            2001
                                                                            --------------  --------------

FROM OPERATIONS:
 Net investment income..................................................... $  169,842,194  $  178,373,579
 Net realized gain (loss)..................................................   (299,216,873)     18,943,412
 Net change in unrealized appreciation/(depreciation) on investments,
   collateral held for securities on loan, and foreign currency translation    (87,406,287)   (296,203,058)
 Distributions to preferred shareholders from net investment income........     (8,213,811)    (16,247,814)
                                                                            --------------  --------------
   Net decrease in net assets applicable to common shares resulting from
     operations............................................................   (224,994,777)   (115,133,881)

DISTRIBUTIONS TO COMMON STOCKHOLDERS FROM:
 Net investment income--(Note 3)...........................................   (167,637,718)   (167,778,258)
                                                                            --------------  --------------
   Total distributions to common stockholders..............................   (167,637,718)   (167,778,258)

FROM CAPITAL STOCK TRANSACTIONS (Note 4):
 Shares issued to common stockholders from dividend reinvestment...........     25,906,297      26,595,226
                                                                            --------------  --------------
 Net increase in net assets derived from capital share transactions........     25,906,297      26,595,226
                                                                            --------------  --------------
   Total decrease..........................................................   (366,726,198)   (256,316,913)

TOTAL NET ASSETS APPLICABLE TO COMMON SHARES:
 Beginning of year.........................................................  1,959,696,631   2,216,013,544
                                                                            --------------  --------------
 End of year (including distributions in excess of book net investment income of $2,418,188, and $16,645,171, respectively).................... $1,592,970,433  $1,959,696,631
                                                                            ==============  ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF CASH FLOWS
                     For the year ended December 31, 2002

Cash Flows From (For):
OPERATING ACTIVITIES

 Interest received....................................................... $    47,814,883
 Income dividends received...............................................     154,099,414
 Securities lending income, net..........................................         915,142
 Operating expenses paid (excluding interest)............................     (22,056,390)
 Interest paid on commercial paper.......................................      (4,869,944)
                                                                          ---------------
   Net cash provided by operating activities...........................................    $ 175,903,105
INVESTING ACTIVITIES
 Purchase of investment securities.......................................  (5,015,992,041)
 Proceeds from sale/redemption of investment securities..................   4,978,337,168
 Return of capital on investments........................................       3,159,013
 Long-term capital gains dividends received..............................       1,849,860
 Amortization of premiums and discounts on debt securities...............       5,804,192
                                                                          ---------------
   Net cash used in investing activities...............................................      (26,841,808)
FINANCING ACTIVITIES
 Dividends paid..........................................................    (177,909,912)
 Proceeds from issuance of common stock under dividend reinvestment
   plan..................................................................      25,906,297
 Change in net proceeds from issuance of commercial paper................       1,128,154
                                                                          ---------------
   Net cash used in financing activities...............................................     (150,875,461)
                                                                                           -------------
Net decrease in cash and cash equivalents.................................................    (1,814,164)
Cash and cash equivalents--beginning of year..............................................     7,160,106
                                                                                           -------------
Cash and cash equivalents--end of year.................................................... $   5,345,942
                                                                                           =============
Reconciliation of net investment income to net cash provided by operating activities:
 Net investment income...................................................................  $ 169,842,194
 Adjustments to reconcile net investment income to net cash provided by operating activities:
   Decrease in interest receivable.......................................       4,604,278
   Decrease in dividends receivable......................................       3,012,645
   Decrease in accrued expenses..........................................      (1,533,390)
   Increase in other receivable..........................................         (22,622)
                                                                          ---------------
     Total adjustments...............................................................          6,060,911
                                                                                           -------------
Net cash provided by operating activities................................................. $ 175,903,105
                                                                                           =============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2002

(1) SIGNIFICANT ACCOUNTING POLICIES:

   DNP Select Income Fund Inc. (the "Fund", formerly Duff & Phelps Utilities Income Inc.) was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

   The following are the significant accounting policies of the Fund:

      (a) The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

      (b) No provision is made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and has made such distributions to its shareholders deemed necessary to be relieved of all Federal income taxes under provisions of current Federal tax law. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss and offset such losses against any future realized gains. At December 31, 2002, the Fund had tax capital loss carry forwards of $199,205,932 which expire beginning on December 31, 2003. For the period November 1, 2002 through December 31, 2002 the Fund incurred net realized capital losses of $181,983,140. The Fund intends to treat these losses as having occurred on January 1, 2003.

      At December 31, 2002, on a tax basis, the Fund had undistributed net investment income of $2,103,117; and based on a $2,792,953,260 tax cost of investments, gross unrealized appreciation of $139,857,445 and unrealized depreciation of $126,699,675. The difference between the book basis and tax basis of distributable earnings are primarily a result of tax deferral of wash sale losses, the accretion of discount and amortization of premiums.

      (c) The accounts of the Fund are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for book purposes. Discounts and premiums are not amortized for tax purposes.

      (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 2002


      (e) As required, effective January 1, 2002, the Fund has adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that preferred stock be presented separately at liquidation preference on the balance sheet. Accordingly, certain reclassifications have been made to the statement of operations, statements of changes in net assets and financial highlights for all periods presented. The adoption of EITF D-98 had no impact on the net asset value of the common stock of the Fund.

(2) MANAGEMENT ARRANGEMENTS:

   The Fund has engaged Duff & Phelps Investment Management Co. (the "Adviser") to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, Inc. (the "Administrator") to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and .50% of average weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, "average weekly net assets" is defined as the sum of (i) the aggregate net asset value of the Fund's common stock (ii) the aggregate liquidation preference of the Fund's preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $25,000 per year plus $2,000 per board meeting, plus $1,500 per committee meeting attended. Committee Chairmen receive an additional fee of $5,000 per year. Transfer agent and custodian fees are paid to The Bank of New York.

(3) DIVIDENDS:

   The Board of Directors has authorized the following distributions to common stockholders from investment income in 2002:

                           Record  Payable  Dividend
                            Date    Date    Per Share
                          -------- -------- ---------
                          01-31-02 02-11-02   $.065
                          02-28-02 03-11-02    .065
                          03-29-02 04-10-02    .065
                          04-30-02 05-10-02    .065
                          05-31-02 06-10-02    .065
                          06-28-02 07-10-02    .065

                           Record  Payable  Dividend
                            Date    Date    Per Share
                          -------- -------- ---------
                          07-31-02 08-12-02   .065
                          08-30-02 09-10-02   .065
                          09-30-02 10-10-02   .065
                          10-31-02 11-12-02   .065
                          11-29-02 12-10-02   .065
                          12-31-02 01-10-03   .065

The tax basis for all distributions was ordinary income.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 2002


(4) CAPITAL STOCK TRANSACTIONS:

   The Fund may purchase shares of its own stock in open market or private transactions, from time to time and in such amounts and at such prices (not exceeding $100,000 plus accumulated and unpaid dividends in the case of the Fund's remarketed preferred stock and less than net asset value in the case of the Fund's common stock) as management may deem advisable. Since any such purchases of the Fund's common stock would be made at prices below net asset value, they would increase the net asset value per share of the remaining shares of common stock outstanding. The Fund has not purchased any shares of its common stock.

   Transactions in common stock and paid-in surplus during 2002 and 2001 were as follows:

                                                Shares        Amount
                                              ----------- --------------
        For the year ended December 31, 2002:
           Beginning capitalization.......... 213,521,241 $1,910,025,460
           Dividend reinvestment.............   2,648,274     25,906,297
                                              ----------- --------------
               Total capitalization.......... 216,169,515 $1,935,931,757
                                              =========== ==============
        For the year ended December 31, 2001:
           Beginning capitalization.......... 210,935,760 $1,883,430,234
           Dividend reinvestment.............   2,585,481     26,595,226
                                              ----------- --------------
               Total capitalization.......... 213,521,241 $1,910,025,460
                                              =========== ==============

(5) REMARKETED PREFERRED STOCK:

   In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock ("RP") in five series of 1,000 shares each at a public offering price of $100,000 per share. The underwriting discount and other expenses incurred in connection with the issuance of the RP were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP are cumulative at a rate which was initially established for each series at its offering. Since the initial offering of each series, the dividend rate on each series has been reset every 49 days by a remarketing process. Dividend rates ranged from 1.389% to 1.950% during the year ended December 31, 2002.

   The RP is redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the RP, and the RP is subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain as follows: Series A--November 28, 2012; Series B--November 18, 2015; Series C--November 7, 2018; Series D--December 22, 2021; and Series E--December 11, 2024.

   In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share, except that the holders of the RP, as a class, vote to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and the Common Stock. The RP has a liquidation preference of $100,000 per share plus accumulated and unpaid dividends.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 2002


(6) COMMERCIAL PAPER:

   The Board of Directors has authorized the Fund to issue up to $200,000,000 of Commercial Paper Notes (the "Notes") in minimum denominations of $100,000 with maturities up to 270 days. The Notes generally will be sold on a discount basis, but may be sold on an interest-bearing basis. The Notes are not redeemable by the Fund nor are they subject to voluntary prepayment prior to maturity. The aggregate amount of Notes outstanding changes from time to time. The Notes are unsecured, general obligations of the Fund. The Fund has entered into a credit agreement to provide liquidity. The Fund is able to request loans under the credit agreement of up to $100,000,000 at any one time, subject to certain restrictions. Interest rates on the Notes ranged from 1.38% to 2.28% during the year ended December 31, 2002. At December 31, 2002, the Fund had Notes outstanding of $197,955,439.

(7) INVESTMENT TRANSACTIONS:

   For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term securities) were $4,730,302,349 and $4,687,847,271, respectively.

   The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. At December 31, 2002, the Fund had loaned portfolio securities with a market value of $496,031,247 to a broker/dealer and received $511,238,875 of cash collateral. This cash was invested in securities as shown in the Schedule of Investments.

                          DNP SELECT INCOME FUND INC.

           FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   The table below provides information about income and capital changes for a share of common stock outstanding throughout the periods indicated:

                                                           For the year ended December 31
                                            ------------------------------------------------------------
                                                2002        2001        2000         1999        1998
                                            ----------   ----------  ----------  ----------   ----------
Net asset value:
Beginning of year.......................... $     9.18   $    10.51  $     8.77  $    10.36   $     9.90
                                            ----------   ----------  ----------  ----------   ----------
Net investment income......................       0.79         0.77        0.88        0.89         0.88
Net realized gain (loss) and change in
  unrealized appreciation/(depreciation) on
  investments..............................      (1.78)       (1.23)       1.76       (1.59)        0.46
Dividends on preferred stock from net
  investment income........................      (0.04)       (0.08)      (0.11)      (0.10)       (0.10)
                                            ----------   ----------  ----------  ----------   ----------
Total from investment operations applicable
  to common shares.........................      (1.03)       (0.54)       2.53       (0.80)        1.24
Dividends on common stock from net
  investment income........................      (0.78)       (0.79)      (0.79)      (0.79)       (0.78)
                                            ----------   ----------  ----------  ----------   ----------
Net asset value:
 End of year............................... $     7.37   $     9.18  $    10.51  $     8.77   $    10.36
                                            ==========   ==========  ==========  ==========   ==========
Per share market value:
 End of year............................... $     9.90   $    11.06  $    10.50  $     8.31   $    11.25
Ratio of expenses to average net assets
  applicable to common stock...............       1.44%        1.57%       1.79%       1.66%        1.46%
Ratio of net investment income to average
  net assets applicable to common stock....       9.63%        8.63%       9.73%       9.40%        8.85%
Total investment return....................      (3.04%)      13.67%      37.37%     (19.85%)      19.95%
Portfolio turnover rate....................     197.27%      213.48%     229.70%     223.78%      251.19%
Net assets applicable to common stock, end
  of year (000s omitted)................... $1,592,970   $1,959,697  $2,216,014  $1,828,128   $2,131,692

Information about Directors and Officers of the Fund

   Set forth below are the names and certain biographical information about the directors and officers of the Fund. Directors are divided into three classes and are elected to serve staggered three-year terms. Except as indicated in the table, directors are elected by the holders of the Fund's common stock. The officers are elected at the annual meeting of the board of directors of the Fund.

         Name,             Position with the Fund,
        Address             Length of Time Served          Principal Occupation During Past 5 Years
        and Age              and Term of Office                     and Other Affiliations
        -------            -----------------------         ----------------------------------------

Interested Director of the Fund

Claire V. Hansen*....... Chairman and Director       Senior Advisor to the Board of Directors, Phoenix
55 East Monroe Street    since January 1987          Investment Partners, Ltd. since November 1995;
Chicago, Illinois 60603  Current term expires 2005   President and Chief Executive Officer, DNP Select
Age 77                                               Income Fund Inc. January 2000-February 2001;
                                                     Senior Advisor to the Board of Directors, Duff &
                                                     Phelps Corporation, 1988-November 1995
                                                     (Chairman of the Board, 1987-1988; Chairman of the
                                                     Board and Chief Executive Officer prior thereto);
                                                     Chairman of the Board, Duff Research Inc. and Duff
                                                     & Phelps Investment Management Co., 1985-1987

Independent Directors of the Fund

Wallace B. Behnke....... Director since January 1987 Consulting engineer since July 1989; prior thereto,
323 Glen Eagle           Current term expires 2003   Vice Chairman, Commonwealth Edison Company
Kiawah Island                                        (public utility)
South Carolina 29455
Age 77

Harry J. Bruce.......... Director since January 1989 Private investor; former Chairman and Chief
1630 Sheridan Road       Current term expires 2003   Executive Officer, Illinois Central Railroad Co.
Wilmette, Illinois 60091
Age 71

Franklin A. Cole........ Director since January 1989 Chairman, Croesus Corporation (private management
54 West Hubbard Street   Current term expires 2004   and investment company); former Chairman and
Chicago, Illinois 60610                              Chief Executive Officer, Amerifin Corporation
Age 76                                               (formerly named Walter E. Heller International
                                                     Corporation)

Gordon B. Davidson...... Director since January 1989 Of Counsel, Wyatt, Tarrant & Combs (law firm)
PNC Plaza                Current term expires 2004   since September 1995 (Chairman of the Executive
Louisville, Kentucky                                 Committee prior thereto); retired Director, BellSouth
40202                                                Corp.; former Chairman of the Board and Director,
Age 76                                               Trans Financial Advisers, Inc.

         Name,            Position with the Fund,
        Address            Length of Time Served          Principal Occupation During Past 5 Years
        and Age             and Term of Office                     and Other Affiliations
        -------           -----------------------         ----------------------------------------

Connie K. Duckworth.... Director since April 2003   Partner, Eight Wings Enterprises (investor in early-
77 Stone Gate Lane      Current term expires 2005   stage businesses) since December 2001; Advisory
Lake Forest, Illinois                               Director, Goldman, Sachs & Company, December
60045                                               2000-December 2001 (Managing Director,
Age 48                                              December 1996-December 2000, Partner 1990-
                                                    1996, Chief Operating Officer of Firmwide Diversity
                                                    Committee 1990-1995); Chair, The Committee of
                                                    200 (organization of women business leaders);
                                                    Member, Circle Financial Group LLC (private
                                                    investment company); Director, Third Age Media
                                                    Inc. (internet marketing company); Member (2002)
                                                    and Chair (2003), Policyowners' Examining
                                                    Committee, Northwestern Mutual Life Insurance
                                                    Company

Robert J. Genetski**... Director since April 2001   President, Robert Genetski & Associates, Inc.
195 North Harbor Drive  Current term expires 2004   (economic and financial consulting firm) since 1991;
Chicago, Illinois 60601                             Senior Managing Director, Chicago Capital, Inc.
Age 60                                              (financial services firm) 1995-2001; former Senior
                                                    Vice President and Chief Economist, Harris Trust &
                                                    Savings Bank; author of several books; regular
                                                    contributor to the Nikkei Financial Daily

Francis E. Jeffries***. Director since January 1987 Retired Chairman, Phoenix Investment Partners, Ltd.
8477 Bay Colony Drive   Current term expires 2004   since May 1997 (Chairman, November 1995-
Naples, Florida 34108                               May 1997); Chairman and Chief Executive Officer,
Age 72                                              Duff & Phelps Corporation, June 1993-November
                                                    1995 (President and Chief Executive Officer, January
                                                    1992-June 1993); President and Chief Executive
                                                    Officer, Duff & Phelps Illinois Inc. since 1987
                                                    (President and Chief Operating Officer, 1984-1987)
                                                    and Chairman of the Board, Duff & Phelps
                                                    Investment Management Co. 1988-1993; Director,
                                                    The Empire District Electric Company

Nancy Lampton**........ Director since October 1994 Chairman and Chief Executive Officer, Hardscuffle
3 Riverfront Plaza      Nominee for a term expiring Inc. (insurance holding company) since January
Louisville, Kentucky    in 2006                     2000; Chairman and Chief Executive Officer,
40202                                               American Life and Accident Insurance Company of
Age 60                                              Kentucky since 1971; Director, Constellation Energy
                                                    Group, Inc. (public utility holding company);
                                                    Director, Brinly-Hardy Corporation (lawn and garden
                                                    tractor accessories), Thorium Power Corporation
                                                    (designers of non-proliferative fuel for nuclear
                                                    energy needs)

         Name,            Position with the Fund,
        Address            Length of Time Served          Principal Occupation During Past 5 Years
        and Age             and Term of Office                     and Other Affiliations
        -------           -----------------------         ----------------------------------------

Carl F. Pollard........ Director since April 2003   Owner, Hermitage Farm L.L.C. (Thoroughbred
10500 W. U.S. Hwy 42    Current term expires 2005   breeding) since January 1995; Chairman, Columbia
Goshen, Kentucky 40026                              Healthcare Corporation 1993-1994; Chairman and
Age 64                                              Chief Executive Officer, Galen Health Care, Inc.
                                                    March-August 1993; President and Chief Operating
                                                    Officer, Humana Inc. 1991-1993 (previously Senior
                                                    Executive Vice President, Executive Vice President
                                                    and Chief Financial Officer); Chairman and Director,
                                                    Churchill Downs Incorporated; Director, National
                                                    City Bank, Kentucky (and member of executive
                                                    committee), Breeders' Cup Limited, Kentucky Derby
                                                    Museum Corporation; Trustee, Thoroughbred
                                                    Owners and Breeders Association

David J. Vitale........ Director since April 2000   Private investor and, since February 2003,
141 West Jackson        Nominee for a term expiring Senior Adviser to the Chicago Board of Education;
Boulevard               in 2006                     President and Chief Executive Officer, Board of
Chicago, Illinois 60604                             Trade of the City of Chicago, Inc., March 2001-
Age 56                                              November 2002; Retired executive 1999-2001;
                                                    Vice Chairman and Director, Bank One Corporation,
                                                    1998-1999; Vice Chairman and Director,
                                                    First Chicago NBD Corporation, and President,
                                                    The First National Bank of Chicago, 1995-1998;
                                                    Vice Chairman, First Chicago Corporation and
                                                    The First National Bank of Chicago, 1993-1998
                                                    (Director, 1992-1998; Executive Vice President,
                                                    1986-1993); Director, Ariel Capital Management,
                                                    Inc., Ark Investment Management, Wheels Inc.

   Additional information about the Fund's directors is contained in the Statement of Additional Information ("SAI") constituting Part B of the Fund's Registration Statement on Form N-2 filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC's Internet web site, http://www.sec.gov. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who so requests by calling the Administrator at (888) 878-7845 (toll-free).

         Name,            Position with the Fund,
        Address            Length of Time Served            Principal Occupation During Past 5 Years
        and Age             and Term of Office                       and Other Affiliations
        -------           -----------------------           ----------------------------------------

Officers of the Fund (other than the Chairman, for whom see above)

Nathan I. Partain...... President and Chief          Executive Vice President, Duff & Phelps Investment
55 East Monroe Street   Executive Officer, since     Management Co. since January 1997; Director of
Chicago, Illinois 60603 February 2001 (Executive     Utility Research, Phoenix Investment Partners, Ltd.,
Age 46                  Vice President, Chief        1989-1996 (Director of Equity Research, 1993-1996
                        Investment Officer and       and Director of Fixed Income Research, 1993);
                        Assistant Secretary,         Director, Otter Tail Corporation
                        April 1998-February 2001;
                        Senior Vice President,
                        Chief Investment Officer
                        and Assistant Secretary,
                        January-April 1998; Senior
                        Vice President and Assistant
                        Secretary, January 1997-
                        January 1998)

T. Brooks Beittel...... Secretary and Senior         Senior Vice President, Duff & Phelps Investment
55 East Monroe Street   Vice President, since        Management Co. since 1993 (Vice President
Chicago, Illinois 60603 January 1995; Treasurer,     1987-1993)
Age 52                  January 1995-September
                        2002

Michael Schatt......... Senior Vice President since  Senior Vice President, Duff & Phelps Investment
55 East Monroe Street   April 1998 (Vice President,  Management Co. since January 1997; Managing
Chicago, Illinois 60603 January 1997-April 1998)     Director, Phoenix Investment Partners, Ltd.,
Age 55                                               1994-1996

Joseph C. Curry, Jr.... Treasurer since September    Senior Vice President, J.J.B. Hilliard, W.L. Lyons,
Hilliard Lyons Center   2002; Vice President since   Inc. since 1994 (Vice President 1982-1994);
Louisville, Kentucky    April 1988                   Vice President Hilliard Lyons Trust Company;
40202                                                President, Hilliard-Lyons Government Fund, Inc.;
Age 58                                               Vice President, Treasurer and Secretary, Hilliard
                                                     Lyons Growth Fund, Inc.; Treasurer, Senbanc Fund

Dianna P. Wengler...... Assistant Secretary since    Vice President, J.J.B. Hilliard, W.L. Lyons, Inc. since
Hilliard Lyons Center   April 1988                   1990; Vice President, Hilliard-Lyons Government
Louisville, Kentucky                                 Fund, Inc.; Assistant Secretary, Hilliard Lyons
40202                                                Growth Fund, Inc.
Age 42

--------
 *Mr. Hansen is deemed to be an "interested person" of the Fund under the Investment Company Act of 1940 because of his positions with the Fund and with Phoenix Investment Partners, Ltd., parent company of the Fund's investment adviser.
**Elected by the holders of the Fund's preferred stock.
***Mr. Jeffries oversees 30 portfolios in the Fund Complex to which the Fund belongs.

Board of Directors

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CARL F. POLLARD

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman

NATHAN I. PARTAIN, CFA
President and Chief Executive Officer

T. BROOKS BEITTEL, CFA
Senior Vice President and Secretary

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President and Treasurer

DIANNA P. WENGLER
Assistant Secretary

DNP Select
Income Fund Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown, Rowe & Maw
190 South LaSalle Street
Chicago, Illinois 60603

Independent Auditors

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                     DNP Select
                                                               Income Fund Inc.

                                                                       Annual
                                                                       Report

                                                                       December
                                                                       31, 2002

                                    [GRAPHIC]

                                      4th

ITEM 2.    CODE OF ETHICS.

           Not applicable to annual reports for the period ended
           December 31, 2002.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable to annual reports for the period ended
           December 31, 2002.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable to annual reports for the period ended
           December 31, 2002.

ITEMS 5-6. [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable to annual reports for the period ended
           December 31, 2002.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

           Not applicable to annual reports for the period ended
           December 31, 2002.

ITEM 10.   EXHIBITS.

           Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.1 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               DNP SELECT INCOME FUND INC.

By (Signature and Title)*  /s/ NATHAN I. PARTAIN
                           -----------------------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       February 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ NATHAN I. PARTAIN
                           -----------------------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       February 28, 2003


By (Signature and Title)*  /s/ JOSEPH C. CURRY, JR.
                           -----------------------------------------------------
                           Joseph C. Curry, Jr.
                           Vice President and Treasurer

Date                       February 28, 2003


/*/ Print the name and title of each signing officer under his or her signature.